Additional information: condensed financial statements of the Company (Tables)	12 Months Ended
Dec. 31, 2017
Additional information: condensed financial statements of the Company [Abstract]
Schedule of Condensed Balance Sheets
(In thousands)	December 31, 2016	December 31, 2017
Assets
Current assets:
Cash and cash equivalents	273,160	280,196
Due from subsidiaries and consolidated VIEs	101,130	98,129
Prepayments and other current assets	348	439
Total current assets	374,638	378,764
Non-current assets:
Property, equipment and software, net	3	1
Investments in subsidiaries and consolidated VIEs	43,447	17,375
Total assets	418,088	396,140
Liabilities
Current liabilities:
Accounts payable	55	55
Due to subsidiaries and consolidated VIEs	1,862	4,079
Deferred revenue and income, current portion	272	308
Accrued liabilities and other payables	1,695	732
Total current liabilities	3,884	5,174
Non-current liabilities:
Deferred revenue and income, non-current	543	308
Due to related parties, non-current portion	4,537	4,737
Other long-term payable	886	925
Total liabilities	9,850	11,144
Commitments and contingencies
Shareholders’ equity
Common shares	83	83
Treasury shares 38,332,209 shares as at December 31, 2016 and 35,233,649 shares as at December 31, 2017	9	9
Other shareholders’ equity	408,146	384,904
Total Xunlei Limited’s shareholders’ equity	408,238	384,996
Total liabilities and shareholders’ equity	418,088	396,140

Schedule of Condensed Statements of Operations

Condensed statements of operations

	Years ended December 31,
(In thousands)	2015	2016	2017
Cost of revenues	(131)	—	—
Gross loss	(131)	—	—
Operating expenses
Sales and marketing expenses	—	(10)	—
General and administrative expenses	(1,314)	(1,193)	(1,153)
Total operating expenses	(1,314)	(1,203)	(1,153)
Operating loss	(1,445)	(1,203)	(1,153)
Interest income	5,318	1,521	1,262
Interest expense	(239)	(239)	(239)
Other (loss)/income, net	(3,261)	715	3,308
(Loss)/income from subsidiaries and consolidated VIE
- Continuing operations	(17,641)	(31,528)	(47,407)
- Discontinued operations	4,101	6,623	6,407
Loss before income tax	(13,167)	(24,111)	(37,822)
Income tax	—	—	—
Net loss	(13,167)	(24,111)	(37,822)
Net income attributable to the non-controlling interest	—	—	—
Net loss attributable to Xunlei Limited’s common shareholders	(13,167)	(24,111)	(37,822)

Schedule of Condensed Statement of Cash Flows

Condensed statement of cash flows

	Years ended December 31,
(In thousands)	2015	2016	2017
Cash flows from operating activities
Net cash used in operating activities	(26,069)	(20,312)	(25,333)
Cash flows from investing activities
Net cash generated from investing activities	3,812	15,557	32,670
Cash flows from financing activities
Net cash generated from / (used in) financing activities	4,975	(14,260)	(301)
Net (decrease) / increase in cash and cash equivalents	(17,282)	(19,015)	7,036
Cash and cash equivalents at beginning of year	309,457	292,175	273,160
Effect of exchange rates on cash and cash equivalents	—	—	—
Cash and cash equivalents at end of year	292,175	273,160	280,196